UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [  ];               Amendment Number: ___
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

     /s/ Maureen J. Crocker      Vancouver, B.C. Canada        July 26, 2001
     ----------------------      ----------------------        ----------------
     [Signature]                 [City, State]                 [Date]

Report Type                (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Mackenzie Financial Corporation with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada
    Fund,   Mackenzie  Universal  Select  Managers  Capital  Class,   Mackenzie
    Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class and Mackenzie Universal Select Managers International Capital Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      21

Form 13F Information Table Value Total:                 $150,759(thousands)
                                                  -------------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of issuer          Title of    CUSIP      Value      Shrs or    SH/PRN  Put/   Investment  Other       Voting authority
                         class                (x$1000)    prn amt            Call   discretion  managers
                                                                                                            Sole    Shared  None

Apple Computer Inc.     Common    037833100     1,744      75,000      SH              SOLE                 75,000    0      0
                        Stock


Bank of Montreal        Common    063671101     2,792     108,370      SH              SOLE                108,370    0      0
                        Stock


BCE Inc.                Common    05534B109       786      29,300      SH              SOLE                 29,300    0      0


Bell Canada
International           Common    077914109     1,248     114,900      SH              SOLE                114,900    0      0
                        Stock


Brascan Corporation     Common    10549P606    37,759   2,202,400      SH              SOLE              2,202,400    0      0
                        Stock


Brookfield Properties   Common    112900105     1,548      81,000      SH              SOLE                 81,000    0      0
Corp.                   Stock


Cable & Wireless        ADR       126830207     1,800     100,000      SH              SOLE                100,000    0      0
sp ADR


Companhia Paranaense    ADR       20441B407     4,094     545,200      SH              SOLE                545,200    0      0



Delta Airlines Inc.     Common    247361108     1,706      38,700      SH              SOLE                 38,700    0      0
                        Stock


Goldcorp Inc.           Common    380956409     7,109     666,030      SH              SOLE                666,030    0      0
                        Stock


IDT Corp.               Common    448947101     4,182     311,600      SH              SOLE                311,600    0      0
Class A                 Stock


IDT Corp.               Common    448947309    10,688     963,300      SH              SOLE                963,300    0      0
Class B                 Stock


Kmart Corp.             Common    482584109    25,414   2,215,700      SH              SOLE              2,215,700    0      0
                        Stock


Liquid Audio, Inc.      Common    53631T102     1,223     414,500      SH              SOLE                414,500    0      0
                        Stock


LTV Corp.               Common    501921100        88     675,000      SH              SOLE                675,000    0      0
                        Stock


Mattell Inc.            Common    577081102     5,014     265,000      SH              SOLE                 265,000   0      0
                        Stock


MDS Inc.                Common    55269P302       646      57,000      SH              SOLE                 57,000    0      0
                        Stock


Royal Bank              Common    780087102     5,985     187,000      SH              SOLE                187,000    0      0
of Canada


Todd Shipyards Corp.    Common    889039103     5,324     665,500      SH              SOLE                665,500    0      0
                        Stock


Unibanco Uniao de       GDR       90458E107     6,816     267,800      SH              SOLE                267,800    0      0
Bancos Brasileiros


Videsh Sanchar          ADR       92659G600    24,793   1,950,200      SH              SOLE              1,950,200    0      0
Nigam - sp ADR
